GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                          Semi-Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762

The information required to be contained in this report for the period ending June 30, 2003, includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000105


Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000102


Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000085


Maxim Series Fund, Inc.
Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000109


Maxim Series Fund, Inc.
Maxim Short Duration Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000106


Maxim Series Fund, Inc.
Maxim U.S. Government Mortgage Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000090


Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000087


Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000100


Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000091


Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000101


Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000108


Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000098


Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000099


Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000089